Financial risk management and fair value estimates (Details) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset US	$ (38,245)	$ (21,408)
Market Risk [Member] | Argentina, Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset US	(38,397)	(21,134)
Market Risk [Member] | UYU
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset US	$ 152	$ (274)